Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000098257 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Institutional Shares
Trading Symbol	FMUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 1,315,983,117
Holdings Count | Holding	389
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,315,983,117
Number of Investments	389
Portfolio Turnover Rate	15%

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	51.5%
Equity Securities	44.7%
Tax-Exempt, Short-Term Securities	3.0%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

C000024657 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class A Shares
Trading Symbol	FMUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 1,315,983,117
Holdings Count | Holding	389
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,315,983,117
Number of Investments	389
Portfolio Turnover Rate	15%

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	51.5%
Equity Securities	44.7%
Tax-Exempt, Short-Term Securities	3.0%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

C000024659 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class C Shares
Trading Symbol	FMUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$85	1.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.74%
Net Assets	$ 1,315,983,117
Holdings Count | Holding	389
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,315,983,117
Number of Investments	389
Portfolio Turnover Rate	15%

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	51.5%
Equity Securities	44.7%
Tax-Exempt, Short-Term Securities	3.0%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

C000051328 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class F Shares
Trading Symbol	FMUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 1,315,983,117
Holdings Count | Holding	389
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,315,983,117
Number of Investments	389
Portfolio Turnover Rate	15%

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	51.5%
Equity Securities	44.7%
Tax-Exempt, Short-Term Securities	3.0%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)